DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid	Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

			Group			Group
	2024	2023	2022	2024	2023	2022
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	7.88	5.86	5.62	556	414	397
– second interim	10.47	15.92	8.73	739	1,124	616
	18.35	21.78	14.35	1,295	1,538	1,013